Provisions - Contingent liabilities - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Legal claims contingent liability
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	$ 370,418	$ 316,126
Tax
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	196,031	137,170
Income tax over transfers of shares in Peru
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	97,020
Compensation for exploration for mineral resources
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	17,932
Indirect taxes on sales
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	5,589
Value-added tax on sales of certain energy contracts
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	29,098
Tax rate applied to interstate sales for manufactured goods with imported content
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	4,055
Credits to the purchases of property, plant and equipment
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	7,830
Civil
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	21,549	20,130
Indemnity lawsuits alleging property damage, pain and suffering
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	10,294
Environmental
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	112,920	$ 119,747
Alleged pollution of Sao Francisco River
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	$ 95,664